INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Non-cash expense	$ 379	$ 51	$ 316
Capital losses carried forward	1,489
Non-capital tax losses carried forward	$ 12,301
Non-capital losses expiry date range	2022 to 2038
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Canadian income tax rate increased	26.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Canadian income tax rate increased	27.00%